Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2017
Consolidation Scope
Schedule of the main Group consolidated entities

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Abu Dhabi Petroleum Company Limited	23.75%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Ichthys LNG PTY Limited	30.00%	E	Australia	Australia
	Mabruk Oil Operations	49.02%		France	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	32.87%	E	United Kingdom	Norway
	Norsea Pipeline Limited	32.87%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	18.90%	E	Russia	Russia
	Oman LNG LLC	5.54%	E	Oman	Oman
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeño	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
	Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Terneftegas LLC (a)	58.64%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Netherlands
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Algérie	100.00%		France	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06 Limited	100.00%		Bermuda	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Aruba B.V.	100.00%		Netherlands	Aruba
	Total E&P Asia Pacific Pte. Limited	100.00%		Singapore	Singapore
	Total E&P Australia	100.00%		France	Australia
	Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
	Total E&P Australia II	100.00%		France	Australia
	Total E&P Australia III	100.00%		France	Australia
	Total E&P Azerbaijan B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Bolivie	100.00%		France	Bolivia
	Total E&P Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Bulgaria B.V.	100.00%		Netherlands	Bulgaria
	Total E&P Cambodge	100.00%		France	Cambodia
	Total E&P Canada Limited	100.00%		Canada	Canada
	Total E&P Chine	100.00%		France	China
	Total E&P Chorey	100.00%		United States	United States
	Total E&P Colombie	100.00%		France	Colombia
	Total E&P Congo	85.00%		Republic of the Congo	Republic of the Congo
	Total E&P Côte d'Ivoire	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 514	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 515	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 516	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI-605 B.V.	100.00%		Netherlands	Côte d'Ivoire
	Total E&P Cyprus B.V.	100.00%		Netherlands	Cyprus
	Total E&P Deep Offshore Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Do Brasil Ltda	100.00%		Brazil	Brazil
	Total E&P Dolphin Upstream	100.00%		France	France
	Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
	Total E&P Égypte	100.00%		France	Egypt
	Total E&P Europe and Central Asia Limited	100.00%		United Kingdom	United Kingdom
	Total E&P France	100.00%		France	France
	Total E&P Golfe Limited	100.00%		France	Qatar
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Holding Ichthys	100.00%		France	France
	Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
	Total E&P Holdings Russia	100.00%		France	France
	Total E&P Holdings UAE B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
	Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonesia Telen B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonésie	100.00%		France	Indonesia
	Total E&P Iraq	100.00%		France	Iraq
	Total E&P Ireland B.V.	100.00%		Netherlands	Ireland
	Total E&P Italia	100.00%		Italy	Italy
	Total E&P Kazakhstan	100.00%		France	Kazakhstan
	Total E&P Kenya B.V.	100.00%		Netherlands	Kenya
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P Libye	100.00%		France	Libya
	Total E&P Malaysia	100.00%		France	Malaysia
	Total E&P Mauritania Block C18 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Block C9 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Blocks DW B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritanie	100.00%		France	Mauritania
	Total E&P Mauritanie Block TA29 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total E&P Mozambique B.V.	100.00%		Netherlands	Mozambique
	Total E&P Myanmar	100.00%		France	Myanmar
	Total E&P Namibia B.V.	100.00%		Netherlands	Namibia
	Total E&P Nederland B.V.	100.00%		Netherlands	Netherlands
	Total E&P New Ventures Inc.	100.00%		United States	United States
	Total E&P Nigeria Deepwater A Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater B Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater C Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater D Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater E Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater F Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater G Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater H Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria S.A.S.	100.00%		France	France
	Total E&P Norge AS	100.00%		Norway	Norway
	Total E&P Oman	100.00%		France	Oman
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
	Total E&P Poland B.V.	100.00%		Netherlands	Poland
	Total E&P Qatar	100.00%		France	Qatar
	Total E&P RDC	100.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total E&P Research & Technology USA LLC	100.00%		United States	United States
	Total E&P Russie	100.00%		France	Russia
	Total E&P Sebuku	100.00%		France	Indonesia
	Total E&P Senegal	100.00%		France	Senegal
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Africa B.V.	100.00%		Netherlands	South Africa
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	Republic of South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total E&P Thailand	100.00%		France	Thailand
	Total E&P Timan-Pechora LLC	100.00%		Russia	Russia
	Total E&P Uganda B.V.	100.00%		Netherlands	Uganda
	Total E&P UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Uruguay B.V.	100.00%		Netherlands	Uruguay
	Total E&P Uruguay Onshore B.V.	100.00%		Netherlands	Uruguay
	Total E&P USA Inc.	100.00%		United States	United States
	Total E&P USA Oil Shale LLC	100.00%		United States	United States
	Total E&P Well Response	100.00%		France	France
	Total E&P Yamal	100.00%		France	France
	Total E&P Yemen	100.00%		France	Yemen
	Total E&P Yemen Block 3 B.V.	100.00%		Netherlands	Yemen
	Total East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	Total Exploration M'Bridge	100.00%		Netherlands	Angola
	Total Facilities Management B.V.	100.00%		Netherlands	Netherlands
	Total Gabon	58.28%		Gabon	Gabon
	Total Gass Handel Norge AS	100.00%		Norway	Norway
	Total Gastransport Nederland B.V.	100.00%		Netherlands	Netherlands
	Total GLNG Australia	100.00%		France	Australia
	Total GLNG Australia Holdings	100.00%		France	Australia
	Total Holding Dolphin Amont	100.00%		France	France
	Total Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holdings Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Iran B.V.	100.00%		Netherlands	Iran
	Total LNG Angola	100.00%		France	France
	Total LNG Supply Services USA Inc.	100.00%		United States	United States
	Total Oil and Gas South America	100.00%		France	France
	Total Oil and Gas Venezuela B.V.	100.00%		Netherlands	Venezuela
	Total Pars LNG	100.00%		France	Iran
	Total Petroleum Angola	100.00%		France	Angola
	Total Profils Pétroliers	100.00%		France	France
	Total Qatar	100.00%		France	Qatar
	Total South Pars	100.00%		France	Iran
	Total Tengah	100.00%		France	Indonesia
	Total Termokarstovoye B.V.	100.00%		Netherlands	Russia
	Total UAE SERVICES	100.00%		France	United Arab Emirates
	Total Upstream Nigeria Limited	100.00%		Nigeria	Nigeria
	Total Upstream UK Limited	100.00%		United Kingdom	United Kingdom
	Total Venezuela	100.00%		France	France
	Total Yemen LNG Company Limited	100.00%		Bermuda	Bermuda
	Unitah Colorado Resources II, LLC	100.00%		United States	United States
	Yamal LNG (b)	29.48%	E	Russia	Russia
	Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
	Ypergas S.A.	37.33%		Venezuela	Venezuela

h
Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Gas, Renewables & Power
	8point3 Energy Partners LP	20.54%	E	United States	United States
	8point3 General Partner, LLC	28.13%	E	United States	United States
	8point3 Holding Company, LLC	28.13%	E	United States	United States
	8point3 OpCo Holdings, LLC	56.26%	E	United States	United States
	8point3 Operating Company, LLC	20.54%	E	United States	United States
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Alcad AB	100.00%		Sweden	Sweden
	Almyros Energy Solution Malta Limited	56.26%		Malta	Malta
	Amco-Saft India Limited	100.00%		India	India
	Aragonne Solar, LLC	56.26%		United States	United States
	Arica Solar, LLC	56.26%		United States	United States
	Aton Solar Program, LLC	56.26%		United States	United States
	Badenhorst PV 2 Hold Company LLC	56.26%		United States	United States
	Bertophase (PTY) Limited	56.26%		South Africa	South Africa
	Black Mountain Solar I, LLC	56.26		United States	United States
	Bluestem Solar LLC	56.26%		United States	United States
	BNB Bloomfield Solar, LLC	56.26%		United States	United States
	BNB Caamden Solar, LLC	56.26%		United States	United States
	Boulder Solar III, LLC	56.26%		United States	United States
	Boulder Solar IV, LLC	56.26%		United States	United States
	Boulder Solar Power Parent, LLC	56.26%		United States	United States
	Boulder Solar Power, LLC	56.26%		United States	United States
	BSP Class B Member HoldCo, LLC	56.26%		United States	United States
	BSP Class B Member, LLC	56.26%		United States	United States
	BSP Holding Company, LLC	56.26%		United States	United States
	BSP II Parent, LLC	56.26%		United States	United States
	BSPCB Class B Member, LLC	56.26%		United States	United States
	Buffalo North Star Solar, LLC	56.26%		United States	United States
	Centrale Solaire 2	56.26%		France	United States
	Cepsa Gas Comercializadora S.A.	35.00%	E	Spain	Spain
	Cogenra Solar, Inc.	56.26%		United States	United States
	Cooper Ranch Solar LLC	56.26%		United States	United States
	Core Solar SPV V, LLC	56.26%		United States	United States
	Corona Sands, LLC	28.13%		United States	United States
	Côte d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
	CSMED	100.00%		France	France
	DeAar PV Hold Company LLC	56.26%		United States	United States
	Desert Equinox, LLC	56.26%	E	United States	United States
	Desert SunBurst, LLC	56.26%		United States	United States
	Diamond Energy PTY Limited	14.07%	E	Australia	Australia
	Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited	56.26%	E	China	United States
	Dragonfly Systems, Inc.	56.26%		United States	United States
	Eau Chaude Réunion (ECR)	50.00%	E	France	France
	Fasset-Walker, LLC	56.26%		United States	United States
	Fast Jung KB	100.00%		Sweden	Sweden
	Fosmax LNG	27.50%	E	France	France
	Frieman & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	Georgia Sun I, LLC	56.26%		United States	United States
	GFS I Class B Member, LLC	56.26%		United States	United States
	Gfs I Holding Company, LLC	56.26%		United States	United States
	Golden Fields Solar I Parent, LLC	56.26%		United States	United States
	Golden Fields Solar I, LLC	56.26%		United States	United States
	Golden Fields Solar II, LLC	56.26%		United States	United States
	Golden Fields Solar III, LLC	56.26%		United States	United States
	Golden Fields Solar IV, LLC	56.26%		United States	United States
	Golden Fields Solar VI, LLC	56.26%		United States	United States
	Golden Fields Solar VII, LLC	56.26%		United States	United States
	Goodfellow Solar, I LLC	56.26%		United States	United States
	Goodfellow Solar PH1, LLC	56.26%		United States	United States
	Greenbotics, Inc.	56.26%		United States	United States
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Hazira LNG Private Limited	26.00%	E	India	India
	Hazira Port Private Limited	26.00%	E	India	India
	Helios II Residential Solar Fund, LLC	56.26%	E	United States	United States
	Helios Residential Solar Fund, LLC	56.26%		United States	United States
	Helix Project II, LLC	56.26%		United States	United States
	Helix Project III, LLC	56.26%		United States	United States
	Heracles Solar PH1,LLC	56.26%		United States	United States
	Heracles Solar, LLC	56.26%		United States	United States
	High Plains Ranch I, LLC	56.26%		United States	United States
	Huaxia CPV (Inner Mongolia) Power Corporation, Limited	14.07%	E	China	China
	Infigen Energy US Development Corporation	56.26%		France	United States
	Infinite Sunshine 2015-1, LLC	56.26%		United States	United States
	Institut Photovoltaïque D'Ile De France (IPVF)	43.00%		France	France
	Java Solar, LLC	56.26%		United States	United States
	JBAB Solar, LLC	56.26%		United States	United States
	JDA Overseas Holdings, LLC	56.26%		United States	United States
	K2015014806 (South Africa) (PTY) Limited	56.26%		South Africa	United States
	K2015014875 (South Africa) (PTY) Limited	56.26%		South Africa	South Africa
	K2015070451 (South Africa) (PTY) Limited	56.26%		South Africa	South Africa
	K2015263261 (South Africa) (PTY) Limited	56.26%		South Africa	United States
	Kern High School District Solar (2), LLC	56.26%		United States	United States
	Kern High School District Solar, LLC	56.26%		United States	United States
	Klipgats 7 Hold Company LLC	56.26%		United States	United States
	Klipgats PV 3 Hold Company LLC	56.26%		United States	United States
	Kozani Energy Anonymi Energeiaki Etaireia (distinctive title Kozani Energy S.A.)	56.26%		Greece	Greece
	Kozani Energy Malta Limited	56.26%		Malta	Malta
	LA Basin Solar I, LLC	56.26%		United States	United States
	LA Basin Solar II, LLC	56.26%		United States	United States
	LA Basin Solar III, LLC	56.26%		United States	United States
	Lampiris S.A.	100.00%		Belgium	Belgium
	Lemoore Stratford Land Holdings IV, LLC	56.26%		United States	United States
	Livingston Ridge Solar LLC	56.26%		United States	United States
	Loving Solar LLC	56.26%		United States	United States
	Lucerne Valley Solar I, LLC	56.26%		United States	United States
	Lucerne Valley Solar One Holdings, LLC	56.26%		United States	United States
	Luis Solar, LLC	56.26%		United States	United States
	Luna Valley Solar I, LLC	56.26%		United States	United States
	Lux II Residential Solar Fund, LLC	56.26%	E	United States	United States
	Lux Residential Solar Fund, LLC	56.26%		United States	United States
	Malina Holdings, LLC	56.26%		United States	United States
	Meridian Solar Program, LLC	56.26%		United States	United States
	Minneola Solar I, LLC	56.26%		United States	United States
	Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
	Mojave Solar Investment, LLC	56.26%		United States	United States
	Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
	Naidirem Holdings, LLC	56.26%		United States	United States
	Napa Sanitation District Solar, LLC	56.26%		United States	United States
	NorthStar Energy Management, LLC	56.26%		United States	United States
	NorthStar Macys Colorado, LLC	56.26%		United States	United States
	Northstar Macys Maryland 2015, LLC	56.26%		United States	United States
	Northstar Macys US West 2016, LLC	56.26%		United States	United States
	Northstar Santa Clara County 2016, LLC	56.26%		United States	United States
	Ochoa Solar LLC	56.26%		United States	United States
	Oro Fields Solar, LLC	56.26%		United States	United States
	Parrey Class B Member, LLC	56.26%		United States	United States
	Parrey Holding Company, LLC	56.26%		United States	United States
	Parrey Parent, LLC	56.26%		United States	United States
	Parrey, LLC	56.26%		United States	United States
	PGC Plano I, LLC	56.26%		United States	United States
	Phantom Field Resources, LLC	56.26%		United States	United States
	Photon Residential Solar Fund, LLC	56.26%	E	United States	United States
	Photovoltaic Park Malta Limited	56.26%		Malta	Malta
	Photovoltaica Parka Veroia Anonymi Etaireia	56.26%		Greece	Greece
	Plano Parent I, LLC	56.26%		United States	United States
	Pluto Acquisition Company, LLC	56.26%		United States	United States
	Project Sunday Development, LLC	56.26%		United States	United States
	Project Sunday Holdings LLC	56.26%		United States	United States
	PV Salvador SPA	20.00%	E	Chile	Chile
	Redstone Solar I, LLC	56.26%		United States	United States
	Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
	Saft AB	100.00%		Sweden	Sweden
	Saft Acquisition S.A.S.	100.00%		France	France
	Saft America Inc.	100.00%		United States	United States
	Saft AS	100.00%		Norway	Norway
	Saft Australia PTY Limited	100.00%		Australia	Australia
	Saft Batterias SL	100.00%		Spain	Spain
	Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
	Saft Batterien GmbH	100.00		Germany	Germany
	Saft Batteries Pte Limited	100.00%		Singapore	Singapore
	Saft Batteries PTY Limited	100.00%		Australia	Australia
	Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
	Saft Do Brasil Ltda	100.00%		Brazil	Brazil
	Saft Federal Systems Inc.	100.00%		United States	United States
	Saft Ferak AS	100.00%		Czech Republic	Czech Republic
	Saft Finance S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Saft Groupe S.A.	100.00%		France	France
	Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
	Saft Japan KK	100.00%		Japan	Japan
	Saft JV Holding Company	100.00%		United States	United States
	Saft Limited	100.00%		United Kingdom	United Kingdom
	Saft LLC	100.00%		Russia	Russia
	Saft Nife ME Limited	100.00%		Cyprus	Cyprus
	Saft S.A.S.	100.00%		France	France
	Saft Sweden AB	100.00%		Sweden	Sweden
	Sahara Solar Investment, LLC	56.26%		United States	United States
	Sandy Hills Solar I, LLC	56.26%		United States	United States
	SGS Antelope Valley Development, LLC	56.26%		United States	United States
	Sgula (East) Green Energies Limited	56.26%		Israel	United States
	Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
	Signal Rock Solar, LLC	56.26%		United States	United States
	Société d'exploitation de centrales photovoltaïques 1	28.19%		France	France
	Solaire Generation, LLC	56.26%		United States	United States
	Solar Carport NJ, LLC	56.26%		United States	United States
	Solar Greenhouse I, LLC	56.26%		United States	United States
	Solar Star Arizona HMR-I, LLC	56.26%		United States	United States
	Solar Star Arizona I, LLC	56.26%		United States	United States
	Solar Star Arizona II, LLC	56.26%		United States	United States
	Solar Star Arizona III, LLC	56.26%		United States	United States
	Solar Star Arizona IV, LLC	56.26%		United States	United States
	Solar Star Arizona V, LLC	56.26%		United States	United States
	Solar Star Arizona VI, LLC	56.26%		United States	United States
	Solar Star Arizona VII, LLC	56.26%		United States	United States
	Solar Star Arizona XIII, LLC	56.26%		United States	United States
	Solar Star Bay City I, LLC	56.26%		United States	United States
	Solar Star California I, LLC	56.26%		United States	United States
	Solar Star California IV, LLC	56.26%		United States	United States
	Solar Star California L (2), LLC	56.26%		United States	United States
	Solar Star California L (3), LLC	56.26%		United States	United States
	Solar Star California L, LLC	56.26%		United States	United States
	Solar Star California LX, LLC	56.26%		United States	United States
	Solar Star California LXII, LLC	56.26%		United States	United States
	Solar Star California LXIII, LLC	56.26%		United States	United States
	Solar Star California LXIV, LLC	56.26%		United States	United States
	Solar Star California LXV, LLC	56.26%		United States	United States
	Solar Star California LXVI, LLC	56.26%		United States	United States
	Solar Star California LXXV, LLC	56.26%		United States	United States
	Solar Star California LXXVI, LLC	56.26%		United States	United States
	Solar Star California LXXVII, LLC	56.26%		United States	United States
	Solar Star California VII, LLC	56.26%		United States	United States
	Solar Star California XII, LLC	56.26%		United States	United States
	Solar Star California XL, LLC	56.26%		United States	United States
	Solar Star California XLI Parent, LLC	56.26%		United States	United States
	Solar Star California XLI, LLC	56.26%		United States	United States
	Solar Star California XLII, LLC	56.26%		United States	United States
	Solar Star California XLIII, LLC	56.26%		United States	United States
	Solar Star California XLIV, LLC	56.26%		United States	United States
	Solar Star California XLV, LLC	56.26%		United States	United States
	Solar Star California XLVI, LLC	56.26%		United States	United States
	Solar Star California XLVII, LLC	56.26%		United States	United States
	Solar Star California XLVIII, LLC	56.26%		United States	United States
	Solar Star California XV Parent, LLC	56.26%		United States	United States
	Solar Star California XV, LLC	56.26%		United States	United States
	Solar Star California XVI, LLC	56.26%		United States	United States
	Solar Star California XVII, LLC	56.26%		United States	United States
	Solar Star California XVIII, LLC	56.26%		United States	United States
	Solar Star California XXI, LLC	56.26%		United States	United States
	Solar Star California XXII, LLC	56.26%		United States	United States
	Solar Star California XXIII, LLC	56.26%		United States	United States
	Solar Star California XXIV, LLC	56.26%		United States	United States
	Solar Star California XXIX, LLC	56.26%		United States	United States
	Solar Star California XXV, LLC	56.26%		United States	United States
	Solar Star California XXVI, LLC	56.26%		United States	United States
	Solar Star California XXVII, LLC	56.26%		United States	United States
	Solar Star California XXVIII, LLC	56.26%		United States	United States
	Solar Star California XXX (2), LLC	56.26%		United States	United States
	Solar Star California XXXIV, LLC	56.26%		United States	United States
	Solar Star California XXXIX, LLC	56.26%		United States	United States
	Solar Star California XXXV, LLC	56.26%		United States	United States
	Solar Star California XXXVI, LLC	56.26%		United States	United States
	Solar Star California XXXVII, LLC	56.26%		United States	United States
	Solar Star California XXXVIII, LLC	56.26%		United States	United States
	Solar Star Colorado II, LLC	56.26%		United States	United States
	Solar Star Colorado III Parent, LLC	56.26%		United States	United States
	Solar Star Colorado III, LLC	56.26%		United States	United States
	Solar Star Connecticut I, LLC	56.26%		United States	United States
	Solar Star Hawaii I, LLC	56.26%		United States	United States
	Solar Star Hawaii IV, LLC	56.26%		United States	United States
	Solar Star HI Air, LLC	56.26%		United States	United States
	Solar Star Illinois I, LLC	56.26%		United States	United States
	Solar Star Massachusetts II, LLC	56.26%		United States	United States
	Solar Star Massachusetts III, LLC	56.26%		United States	United States
	Solar Star New Jersey IV, LLC	56.26%		United States	United States
	Solar Star New York I, LLC	56.26%		United States	United States
	Solar Star NVUSD II, LLC	56.26%		United States	United States
	Solar Star Oceanside, LLC	56.26%		United States	United States
	Solar Star Oregon I, LLC	56.26%		United States	United States
	Solar Star Oregon II Parent, LLC	56.26%		United States	United States
	Solar Star Oregon III, LLC	56.26%		United States	United States
	Solar Star Palo Alto I, LLC	56.26%		United States	United States
	Solar Star Plano I, LLC	56.26%		United States	United States
	Solar Star Rancho CWD I, LLC	56.26%		United States	United States
	Solar Star Santa Cruz, LLC	56.26%		United States	United States
	Solar Star SH MA, LLC	56.26%		United States	United States
	Solar Star Texas II, LLC	56.26%		United States	United States
	Solar Star Texas IV, LLC	56.26%		United States	United States
	Solar Star YC, LLC	56.26%		United States	United States
	Solar University, LLC	56.26%		United States	United States
	SolarBridge Technologies Inc.	56.26%		United States	United States
	SolarStorage Fund A, LLC	56.26%		United States	United States
	SolarStorage Fund B, LLC	56.26%		United States	United States
	SolarStorage Fund C, LLC	56.26%		United States	United States
	South Hook CHP	8.35%	E	United Kingdom	United Kingdom
	South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
	SPML Land Inc.	56.26%		Philippines	Philippines
	SPWR Energias Renovaveis Unipessoal Ltda	56.26%		Portugal	Portugal
	SPWR EW 2013-1, LLC	0.56%		United States	United States
	SPWR MS 2013-1, LLC	28.13%		United States	United States
	SPWR SS 1, LLC	56.26%		United States	United States
	SPWR UBS 2013-1, LLC	0.56%		United States	United States
	SPWR USB 2013-2, LLC	0.56%		United States	United States
	SPWR USB 2013-3, LLC	0.56%		United States	United States
	SSCA XLI Class B Member, LLC	56.26%		United States	United States
	SSCA XLI Holding Company, LLC	56.26%		United States	United States
	SSCA XXXI Managing Member, LLC	20.54%	E	United States	United States
	SSCO III Class B Holdings, LLC	56.26%		United States	United States
	SSCO III Holdings Company, LLC	56.26%		United States	United States
	SSCO III Managing Member, LLC	56.26%		United States	United States
	Strata Solar, LLC	56.26%		United States	United States
	SunFront I, LLC	56.26%		United States	United States
	SunPower Access I, LLC	56.26%		United States	United States
	SunPower AssetCo, LLC	56.26%		United States	United States
	SunPower Bermuda Holdings	56.26%		Bermuda	Bermuda
	SunPower Bobcat Solar, LLC	56.26%		United States	United States
	SunPower Capital Services, LLC	56.26%		United States	United States
	SunPower Capital, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company I, LLC	20.54%	E	United States	United States
	SunPower Commercial Holding Company II, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company III, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company IV Parent, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company IV, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company V, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company VI, LLC	56.26%		United States	United States
	SunPower Commercial II Class B, LLC	56.26%		United States	United States
	SunPower Commercial III Class B, LLC	56.26%		United States	United States
	SunPower Commercial Managing Member I, LLC	20.54%	E	United States	United States
	SunPower Corp Israel Limited	56.26%		Israel	Israel
	SunPower Corporation	56.26%		United States	United States
	SunPower Corporation (Switzerland) S.A.R.L.	56.26%		Switzerland	Switzerland
	SunPower Corporation Australia PTY Limited	56.26%		Australia	Australia
	SunPower Corporation Limited	56.26%		Hong Kong	Hong Kong
	SunPower Corporation Mexico, S. de R.L. de C.V.	56.26%		Mexico	Mexico
	SunPower Corporation Southern Africa (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Corporation SPA	56.26%		Chile	Chile
	SunPower Corporation UK Limited	56.26%		United Kingdom	United Kingdom
	SunPower Corporation, Systems	56.26%		United States	United States
	SunPower DevCo, LLC	56.26%		United States	United States
	SunPower Development Company	56.26%		United States	United States
	SunPower El Pelicano Holding Company SPA	56.26%		Chile	Chile
	SunPower Energía SPA	56.26%		Chile	Chile
	SunPower Energy Corporation Limited	56.26%		Hong Kong	United States
	SunPower Energy Solutions France S.A.S	56.26%		France	France
	SunPower Energy Systems Canada Corporation	56.26%		Canada	Canada
	SunPower Energy Systems Korea	56.26		South Korea	South Korea
	SunPower Energy Systems Singapore PTE Limited	56.26%		Singapore	Singapore
	SunPower Energy Systems Southern Africa (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Energy Systems Spain, SL	56.26%		Spain	Spain
	SunPower Engineering and Construction of Energy Production and Trade (Turkey)	56.26%		Turkey	Turkey
	SunPower Foundation	56.26%		United States	United States
	SunPower France S.A.S.	56.26%		France	France
	SunPower GmbH	56.26%		Germany	Germany
	SunPower Helix I, LLC	56.26%		United States	United States
	SunPower HoldCo, LLC	56.26%		United States	United States
	SunPower Italia S.R.L.	56.26%		Italy	Italy
	SunPower Japan KK	56.26%		Japan	Japan
	SunPower Malaysia Manufacturing Sdn. Bhd.	56.26%		Malaysia	Malaysia
	SunPower Malta Limited	56.26%		Malta	Malta
	SunPower Manufacturing (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Manufacturing Corporation Limited	56.26%		Hong Kong	United States
	SunPower Manufacturing de Vernejoul	56.26%		France	France
	SunPower Miyako Parent, LLC	56.26%		United States	United States
	SunPower Muhendislik Insaat Enerji Üretim ve Ticaret A.S	56.26%		Turkey	Turkey
	SunPower Nanao Parent, LLC	56.26%		United States	United States
	SunPower Netherlands B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 1 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 2 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 3 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 4 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 5 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 6 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 7 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Holdings B.V.	56.26%		Netherlands	Netherlands
	SunPower North America, LLC	56.26%		United States	United States
	SunPower NY CDG 1,LLC	56.26%		United States	United States
	SunPower Philippines Limited - Regional Operating Headquarters	56.26%		Cayman Islands	Philippines
	SunPower Philippines Manufacturing Limited	56.26%		Cayman Islands	Philippines
	SunPower Residential I, LLC	20.54%	E	United States	United States
	SunPower Residential II, LLC	56.26%		United States	United States
	SunPower Revolver HoldCo I Parent, LLC	56.26%		United States	United States
	SunPower Revolver HoldCo I, LLC	56.26%		United States	United States
	SunPower Software I Inc.	56.26%		United States	United States
	SunPower Solar Energy Technology (Tianjin) Corporation, Limited	56.26%		China	China
	SunPower Solar India Private Limited	56.26%		India	India
	SunPower Solar Malaysia Sdn. Bhd.	56.26%		Malaysia	Malaysia
	SunPower SolarProgram III, LLC	56.26%		United States	United States
	SunPower SolarProgram IV, LLC	56.26%		United States	United States
	SunPower SolarProgram IX, LLC	56.26%		United States	United States
	Sunpower Solarprogram V, LLC	56.26%		United States	United States
	Sunpower Solarprogram VI, LLC	56.26%		United States	United States
	SunPower SolarProgram VII, LLC	56.26%		United States	United States
	SunPower SolarProgram VIII, LLC	56.26%		United States	United States
	SunPower Systems (Middle East Branch)	56.26%		United Arab Emirates	United Arab Emirates
	SunPower Systems Belgium SPRL	56.26%		Belgium	Belgium
	SunPower Systems International Limited	56.26%		Hong Kong	United States
	SunPower Systems Mexico S. de R.L. de C.V.	56.26%		Mexico	Mexico
	SunPower Systems S.A.R.L.	56.26%		Switzerland	Switzerland
	SunPower Systems S.A.R.L. (Dubai Branch)	56.26%		United States	United States
	SunPower Technologies France S.A.S.	56.26%		France	France
	SunPower Technology Limited	56.26%		Cayman Islands	Cayman Islands
	SunPower YC Holdings LLC	56.26%		United States	United States
	SunRise 1, LLC	31.80%		United States	United States
	Sunrise 2, LLC	56.26%		United States	United States
	Sunrise 3, LLC	56.26%		United States	United States
	Sunzil	50.00%	E	France	France
	Sunzil Caraibes	50.00%	E	France	France
	Sunzil Mayotte S.A.S.	50.00%	E	France	France
	Sunzil Ocean Indien	50.00%	E	France	France
	Sunzil Pacific	50.00%	E	France	France
	Sunzil Polynésie	50.00%	E	France	France
	Sunzil Polynésie Services	50.00%	E	France	France
	Sunzil Services Caraibes	50.00%	E	France	France
	Sunzil Services Ocean Indien	50.00%	E	France	France
	Swingletree Operations, LLC	56.26%		United States	United States
	Tadiran Batteries GmbH	100.00%		Germany	Germany
	Tadiran Batteries Limited	100.00%		Israel	Israel
	TEMASOL	56.26%		Morocco	Morocco
	Tenesol SPV1	56.26%		France	France
	Tenesol Venezuela	56.26%		Venezuela	Venezuela
	Texas Solar Nova 1, LLC	56.26%		United States	United States
	Tita Energy (PTY) Limited	56.26%		South Africa	United States
	Torimode (PTY) Limited	56.26%		South Africa	South Africa
	Toriprox (PTY) Limited	56.26%		South Africa	South Africa
	Torisol (PTY) Limited	56.26%		South Africa	South Africa
	Total Abengoa Solar Emirates Investment Company B.V.	50.00%	E	Netherlands	United Arab Emirates
	Total Energie Do Brasil	56.26%		Brazil	Brazil
	Total Energie Gas GmbH	100.00%		Germany	Germany
	Total Énergie Gaz	100.00%		France	France
	TOTAL ENERGY SERVICES	100%		France	France
	Total Energy Ventures Europe	100.00%		France	France
	Total Energy Ventures International	100.00%		France	France
	Total Gas & Power Actifs Industriels	100.00%		France	France
	Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
	Total Gas & Power Brazil	100.00%		France	France
	Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power North America Inc.	100.00%		United States	United States
	Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Thailand	100.00%		France	France
	Total Gas Pipeline USA Inc.	100.00%		United States	United States
	Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
	Total Gasandes	100.00%		France	France
	Total Gaz Electricité Holdings France	100.00%		France	France
	Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Ventures USA, Inc.	100.00%		United States	United States
	Total Solar	100.00%		France	France
	Total Solar International	100.00%		France	France
	Total Solar Latin America SPA	100.00%		Chile	Chile
	TOTAL SPRING FRANCE	100.00%		France	France
	Total SunPower El Pelicano S.A.	56.26%		Chile	Chile
	Total SunPower Energia S.A.	56.26%		Chile	Chile
	Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
	Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
	Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
	TSGF SpA	56.26%	E	Chile	Chile
	Vandenberg Solar I, LLC	56.26%		United States	United States
	Vega Solar 1 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 2 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 3 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 4 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 5 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Victory Pass I, LLC	56.26%		United States	United States
	Whippletree Solar, LLC	56.26%		United States	United States
	White Wolf Solar, LLC	56.26		United States	United States
	Wood Draw Solar LLC	56.26%		United States	United States

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Caoutchoucs Modernes S.A.S.	100.00%		France	France
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	China
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA – Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	Espa S.A.R.L.	100.00%		France	France
	Ethylène Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	FINA Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International SPA	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aéronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Argentina S.A.	100.00%		Argentina	Argentina
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Nichirin Brake Hoses SL	30.00%	E	Spain	Spain
	Hutchinson Palamos	100.00%		Spain	Spain
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
	Hutchinson Porto Tubos Flexiveis Ltda	100.00%		Portugal	Portugal
	Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson Rubber Products Private Limited Inde	100.00%		France	India
	Hutchinson S.A.	100.00%		France	France
	Hutchinson S.N.C.	100.00%		France	France
	Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
	Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
	Hutchinson Sales Corporation	100.00%		United States	United States
	Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
	Hutchinson Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson SRO	100.00%		Czech Republic	Czech Republic
	Hutchinson Stop – Choc GmbH & CO. KG	100.00%		Germany	Germany
	Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
	Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
	Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
	Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
	Industrielle Desmarquoy S.N.C.	100.00%		France	France
	Jéhier S.A.S.	99.89%		France	France
	JPR S.A.S.	100.00%		France	France
	KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
	Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
	Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
	LaPorte Pipeline Company LP	50.00%	E	United States	United States
	LaPorte Pipeline GP LLC	50.00%	E	United States	United States
	Le Joint Francais S.N.C.	100.00%		France	France
	Legacy Site Services LLC	100.00%		United States	United States
	Les Stratifiés S.A.S.	100.00%		France	France
	Lone Wolf Land Company	100.00%		United States	United States
	LSS Funding Inc.	100.00%		United States	United States
	Machen Land Limited	100.00%		United Kingdom	United Kingdom
	Mapa – Spontex Inc.	100.00%		United States	United States
	Naphtachimie	50.00%		France	France
	Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
	Pamargan (Malta) Products Limited	100.00%		Malta	Malta
	Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
	Paulstra S.N.C.	100.00%		France	France
	Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
	Polyblend GmbH	68.00%		Germany	Germany
	Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
	Qatofin Company Limited	49.09%	E	Qatar	Qatar
	Résilium	100.00%		Belgium	Belgium
	Retia	100.00%		France	France
	Retia USA LLC	100.00%		United States	United States
	Ruwais Fertilizer Industries Limited	33.33%	E	United Arab Emirates	United Arab Emirates
	San Jacinto Rail Limited	17.00%	E	United States	United States
	Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
	SCI Cibat	100.00%		France	France
	Sealants Europe	34.00%	E	France	France
	SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
	Société Béarnaise De Gestion Industrielle	100.00%		France	France
	Société du Pipeline Sud-Européen	35.14%	E	France	France
	Stillman Seal Corporation	100.00%		United States	United States
	Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
	Techlam S.A.S.	100.00%		France	France
	Toseanergy	49.00%	E	Belgium	Belgium
	Total Activités Maritimes	100.00%		France	France
	Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
	Total Deutschland GmbH (c)	100.00%		Germany	Germany
	Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
	Total European Trading	100.00%		France	France
	Total Laffan Refinery	100.00%		France	France
	Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
	Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies USA, Inc.	100.00%		United States	United States
	Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
	Total Olefins Antwerp	100.00%		Belgium	Belgium
	Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
	Total PAR LLC	100.00%		United States	United States
	Total Petrochemicals & Refining S.A./NV(c)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc.(c)	100.00%		United States	United States
	Total Petrochemicals (China) Trading Company, Limited	100.00%		China	China
	Total Petrochemicals (Foshan) Limited	100.00%		China	China
	Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
	Total Petrochemicals (Ningbo) Limited	100.00%		China	China
	Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
	Total Petrochemicals Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals France	100.00%		France	France
	Total Petrochemicals Iberica	100.00%		Spain	Spain
	Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
	Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
	Total Polymers Antwerp	100.00%		Belgium	Belgium
	Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
	Total Raffinage France	100.00%		France	France
	Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
	Total Refining & Chemicals	100.00%		France	France
	Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
	Total Research & Technology Feluy	100.00%		Belgium	Belgium
	Total Splitter USA Inc	100.00%		United States	United States
	Total Trading and Marketing Canada LP	100.00%		Canada	Canada
	Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
	Total Trading Canada Limited	100.00%		Canada	Canada
	Total Trading Products S.A.	100.00%		Switzerland	Switzerland
	Transalpes S.N.C.	67.00%		France	France
	Trans-Ethylène	99.98%		France	France
	Vibrachoc SAU	100.00%		Spain	Spain
	Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		Switzerland	Switzerland
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS 24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	Caldeo	100.00%		France	France
	Charvet La Mure Bianco	100.00%		France	France
	Compagnie Pétrolière de l’Ouest- CPO	100.00%		France	France
	CPE Énergies	100.00%		France	France
	Cristal Marketing Egypt	80.78%		Egypt	Egypt
	DCA-MORY-SHIPP	100.00%		France	France
	Egedis	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Gapco Uganda Limited	100.00%		Uganda	Uganda
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		Mauritius	Mauritius
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	Michel Mineralölhandel GmbH	100.00%		Germany	Germany
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Produits Pétroliers Stela	99.99%		France	France
	Quimica Vasca S.A. Unipersonal	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Société des transports pétroliers par pipeline	35.50%	E	France	France
	Société d’exploitation de l’usine de Rouen	98.98%		France	France
	Société mahoraise de stockage de produits pétroliers	100.00%		France	France
	Société Urbaine des Pétroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	South Asia LPG Private Limited	50.00%	E	India	India
	Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Spéciaux	100.00%		France	France
	Total Africa S.A.	100.00%		France	France
	Total Aviation & Export Limited	100.00%		Zambia	Zambia
	Total Belgium	100.00%		Belgium	Belgium
	Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Burkina	100.00%		Burkina Faso	Burkina Faso
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Cameroun	67.01%		Cameroon	Cameroon
	Total Caraïbes	100.00%		France	France
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Congo	99.70%		Republic of the Congo	Republic of the Congo
	Total Corse	100.00%		France	France
	Total Côte D’Ivoire	72.99%		Côte d’Ivoire	Côte d’Ivoire
	Total Denmark A/S	100.00%		Denmark	Denmark
	Total Deutschland GmbH (c)	100.00%		Germany	Germany
	Total Egypt	80.78%		Egypt	Egypt
	Total Erg SPA	49.00%	E	Italy	Italy
	Total España S.A.	100.00%		Spain	Spain
	Total Especialidades Argentina	100.00%		Argentina	Argentina
	Total Ethiopia	100.00%		Ethiopia	Ethiopia
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Fuels Wuhan Company Limited	100.00%		China	China
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Guadeloupe	100.00%		France	France
	Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
	Total Guinée	100.00%		Guinea	Guinea
	Total Holding Asie	100.00%		France	France
	Total Holding India	100.00%		France	France
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Kenya	93.96%		Kenya	Kenya
	Total Lesotho (PTY) Limited	50.10%		Lesotho	Lesotho
	Total Liban	100.00%		Lebanon	Lebanon
	Total Liberia Inc.	100.00%		Liberia	Liberia
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Algérie	78.90%		Algeria	Algeria
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
	Total Mali	100.00%		Mali	Mali
	Total Marine Fuels	100.00%		Singapore	Singapore
	Total Marketing Egypt	80.78%		Egypt	Egypt
	Total Marketing France	100.00%		France	France
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
	Total Marketing Services	100.00%		France	France
	Total Marketing Tchad	100.00%		Chad	Chad
	Total Marketing Uganda	100.00%		Uganda	Uganda
	Total Maroc	55.00%		Morocco	Morocco
	Total Mauritius	55.00%		Mauritius Island	Mauritius Island
	Total Mayotte	100.00%		France	France
	Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
	Total Mineralol GmbH	100.00%		Germany	Germany
	Total Mozambique	100.00%		Mozambique	Mozambique
	Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
	Total Nederland NV	100.00%		Netherlands	Netherlands
	Total Niger S.A.	100.00%		Niger	Niger
	Total Nigeria PLC	61.72%		Nigeria	Nigeria
	Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
	Total Oil India PVT Limited	100.00%		India	India
	Total Outre-Mer	100.00%		France	France
	Total Pacifique	100.00%		France	France
	Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
	Total Parko Marketing Limited	50.00%	E	Bahamas	Pakistan
	Total Petroleum (Shanghai) Company Limited	100.00%		China	China
	Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
	Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
	Total Philippines Corporation	51.00%	E	Philippines	Philippines
	Total Polska	100.00%		Poland	Poland
	Total Polynésie	99.54%		France	France
	Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total Réunion	100.00%		France	France
	Total Romania S.A.	100.00%		Romania	Romania
	Total Sénégal	69.14%		Senegal	Senegal
	Total Sinochem Fuels Company Limited	49.00%	E	China	China
	Total Sinochem Oil Company Limited	49.00%	E	China	China
	Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
	Total Specialties USA Inc.	100.00%		United States	United States
	Total Supply MS S.A.	100.00%		Switzerland	Switzerland
	Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
	Total Tanzania Limited	100.00%		Tanzania	Tanzania
	Total Tianjin Manufacturing Company Limited	77.00%		China	China
	Total Togo	76.72%		Togo	Togo
	Total Tunisie	100.00%		Tunisia	Tunisia
	Total Turkey Pazarlama	100.00%		Turkey	Turkey
	Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
	Total Uganda Limited	100.00%		Uganda	Uganda
	Total UK Limited	100.00%		United Kingdom	United Kingdom
	Total Ukraine LLC	100.00%		Ukraine	Ukraine
	Total Union Océane	100.00%		France	France
	Total Vietnam Limited	100.00%		Vietnam	Vietnam
	Total Vostok	100.00%		Russia	Russia
	Total Zambia	100.00%		Zambia	Zambia
	Total Zimbabwe Limited	80.00%		Zimbabwe	Zimbabwe
	Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
	Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
	V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Etmofina	100.00%		Belgium	Belgium
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Société Civile Immobilière CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Developpement Regional S.A.S.	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance International B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (c)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (c)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.A.	0.00%		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom